NILE PAN AFRICA FUND

Class A: NAFAX

Class C: NAFCX

Institutional Class: NAFIX

NILE GLOBAL FRONTIER FUND

Class A

Class C

Institutional Class: NFRNX

NILE AFRICA AND FRONTIER BOND FUND

Class A

Class C

Institutional Class

Each fund a series of Nile Capital Investment Trust

Supplement dated April 14, 2014 to the STATEMENT OF ADDITIONAL INFORMATION
dated August 1, 2013 and as supplemented December 13, 2013

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Effective March 28, 2014, Mr. Karl White resigned his position as a Trustee.  Please disregard references in the Statement of Additional Information to Mr. White effective as of March 28, 2014.

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You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information both dated August 1, 2013 and both as supplemented December 13, 2013, each of which provides information that you should know about the Funds or a Fund before investing.  These documents are available upon request and without charge by calling the Funds toll-free at 1-877-68-AFRICA (1-877-682-3742).

Please retain this Supplement for future reference.